BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LOANS AND BORROWINGS
Short-term borrowings	¥ 411,402	¥ 1,798,531
Current portion of long-term borrowings	2,540,332	2,543,118
Sub-total	2,951,734	4,341,649
Long-term borrowings, excluding current portion	23,363,213	21,905,985
Total borrowings	¥ 26,314,947	¥ 26,247,634